Severance and Restructuring Charges - Schedule of Expenses, Cash Flows, and Accrued Liabilities Associated with Restructuring Actions (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Restructuring Cost And Reserve [Line Items]
(Benefit) Expense associated with restructuring actions		$ (256,000)	$ 6,712,000
Cash flow associated with restructuring actions	$ 94,000	1,225,000	4,473,000
Accrued Liabilities associated with restructuring actions	664,000	758,000
Warehousing, Marketing and Administrative Expenses [Member]
Restructuring Cost And Reserve [Line Items]
(Benefit) Expense associated with restructuring actions	0
First Quarter 2015 Actions Workforce Reduction [Member] | Warehousing, Marketing and Administrative Expenses [Member]
Restructuring Cost And Reserve [Line Items]
(Benefit) Expense associated with restructuring actions		(510,000)	5,467,000
Cash flow associated with restructuring actions	94,000	539,000	3,660,000
Accrued Liabilities associated with restructuring actions	664,000	758,000
First Quarter 2015 Actions Facility Closure [Member] | Warehousing, Marketing and Administrative Expenses [Member]
Restructuring Cost And Reserve [Line Items]
(Benefit) Expense associated with restructuring actions		254,000	1,245,000
Cash flow associated with restructuring actions		686,000	813,000
Fourth Quarter 2015 Action Workforce Reduction [Member] | Warehousing, Marketing and Administrative Expenses [Member]
Restructuring Cost And Reserve [Line Items]
(Benefit) Expense associated with restructuring actions		(700,000)	11,863,000
Cash flow associated with restructuring actions	507,000	8,954,000	$ 785,000
Accrued Liabilities associated with restructuring actions	$ 917,000	$ 1,424,000